Schedule of Investments
September 30, 2024 (unaudited)
Azzad Ethical Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 95.05%

Aircraft & Parts - 2.65%
HEICO Corp. Class A (2)	19,545	3,982,489

Apparel & Other Finished Prods of Fabrics & Similar Material - 2.08%
Levi Strauss & Co. Class A (2)	92,233	2,010,679
Lululemon Athletica, Inc. (Canada) (2)	4,110	1,115,249

		3,125,928

Biological Products, (No Diagnostic Substances) - 3.49%
Bio-Techne Corp. (2)	34,484	2,756,306
Repligen Corp. (2)	16,651	2,478,002

		5,234,308

Capital Goods - 2.21%
Howmet Aerospace, Inc.	33,022	3,310,456

Commercial & Professional Services - 0.66%
ASGN, Inc. (2)	10,615	989,636

Electrical Equipment - 0.30%
Vertiv Holdings Co. Class A	4,585	456,162

Electrical Work - 2.92%
Quanta Services, Inc.	14,703	4,383,699

Electronic Components & Accessories - 1.84%
Universal Display Corp.	13,146	2,759,345

Finance Services - 1.45%
Corpay, Inc. (2)	6,978	2,182,439

General Industrial Machinery & Equipment - 1.74%
Zebra Technologies Corp. (2)	7,070	2,618,162

Health Care Equipment & Services - 2.76%
Inspire Medical Systems, Inc. (2)	10,951	2,311,209
Cencora, Inc.	8,105	1,824,273

		4,135,482

GE HealthCare Technologies Inc. - 1.63%
GE Healthcare Technologies, Inc.	26,028	2,442,728

Household Appliances - 1.61%
A.O. Smith Corp.	26,954	2,421,278

Household Durables - 0.73%
Sharkninja, Inc. (2)	10,026	1,089,926

In Vitro & In Vivo Diagnostic Substances - 2.26%
IDEXX Laboratories, Inc. (2)	6,722	3,396,089

Instruments For Meas & Testing of Electricity & Electric Signals - 1.83%
Teradyne, Inc.	20,533	2,749,985

Laboratory Analytical Instruments - 1.91%
Coherent, Inc. (2)	7,473	664,424
Illumina, Inc. (2)	3,820	498,166
Mettler-Toledo International, Inc. (2)	1,138	1,706,659

		2,869,249

Lumber & Wood Products (No Furniture) - 1.70%
Trex Co., Inc. (2)	38,230	2,545,353

Measuring & Controlling Devices - 1.68%
Trimble, Inc. (2)	40,561	2,518,432

Metalworking Machinery & Equipment - 1.27%
Lincoln Electric Holdings, Inc.	9,891	1,899,270

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 1.31%
Martin Marietta Materials, Inc.	3,666	1,973,225

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.19%
Novanta, Inc. (2)	10,020	1,792,778

Motors & Generators - 2.10%
Generac Holdings, Inc. Class A (2)	19,831	3,150,749

Optical Instruments & Lenses - 1.95%
KLA Corp.	3,775	2,923,398

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.70%
Align Technology, Inc. (2)	9,619	2,446,304
Edwards Lifesciences Corp. (2)	24,434	1,612,400

		4,058,704

Retail-Auto Dealers & Gasoline Stations - 2.00%
Copart, Inc. (2)	57,372	3,006,293

Retail-Building Materials, Hardware, Garden Supply - 2.43%
Fastenal Co.	37,205	2,657,181
Tractor Supply Co.	3,387	985,380

		3,642,561

Retail-Catalog & Mail-Order Houses - 0.84%
CDW Corp.	5,549	1,255,739

Retail-Lumber & Other Building Materials Dealers - 2.52%
Floor & Decor Holdings, Inc. Class A (2)	30,432	3,778,741

Retail-Variety Stores - 0.37%
Five Below, Inc. (2)	6,253	552,453

Rubber & Plastics Footwear - 1.96%
On Holding AG (2)	58,754	2,946,513

Semiconductors & Related Devices - 2.52%
Monolithic Power Systems, Inc.	4,086	3,777,507

Semiconductors & Semiconductor Equipment - 2.24%
Impinj, Inc. (2)	4,717	1,021,325
Lattice Semiconductor Corp. (2)	27,543	1,461,707
Onto Innovation, Inc. (2)	4,269	886,074

		3,369,105

Services-Business Services - 3.66%
Costar Group, Inc. (2)	72,912	5,500,481

Services-Computer Programming, Data Processing, Etc. - 6.06%
Factset Research Systems, Inc.	3,161	1,453,586
Pinterest, Inc. Class A (2)	113,374	3,669,916
The Trade Desk, Inc. Class A (2)	36,258	3,975,690

		9,099,192

Services-Miscellaneous Amusement & Recreation - 1.19%
Vail Resorts, Inc.	10,246	1,785,775

Services-Prepackaged Software - 11.54%
Cadence Design Systems, Inc. (2)	18,363	4,976,924
HubSpot, Inc. (2)	4,191	2,227,936
MongoDB, Inc. (2)	6,372	1,722,670
Tyler Technologies, Inc. (2)	6,612	3,859,557
Veeva Systems, Inc. (2)	14,108	2,960,846
Workiva, Inc. (2)	19,845	1,570,136

		17,318,069

Services-To Dwellings & Other Buildings - 1.36%
Rollins, Inc.	40,412	2,044,039

Software & Services - Communications Services, NEC - 2.02%
Appfolio, Inc. Class A (2)	3,788	891,695
Datadog, Inc. Class A (2)	18,639	2,144,603

		3,036,299

Surgical & Medical Instruments & Apparatus - 3.11%
DexCom, Inc. (2)	38,718	2,595,655
Insulet Corp. (2)	8,921	2,076,363

		4,672,017

Trucking (No Local) - 1.50%
Old Dominion Freight Line, Inc.	11,370	2,258,537

Wholesale-Miscellaneous Durable Goods - 2.16%
Pool Corp.	8,606	3,242,741

X-Ray Apparatus & Tubes & Related Irradiation Apparatus- 1.57%
Hologic, Inc.	28,978	2,360,548

Total Investments - 95.05%	(Cost $ 108,810,328)	142,655,881

Other Assets Less Liabilities - 0.99%		1,452,005

Total Net Assets - 100.00%		150,096,305

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$142,655,881	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$142,655,881	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.